Statement of Cash flows (Details) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Depreciation	₩ 2,649,937	₩ 2,817,673	₩ 2,921,232
Losses on valuation of long-term investment securities	9,136	60,275	12,395
Losses on disposal of long-term investment securities	2,132,188
Impairment loss on Intangible assets	2,897,920
Losses on disposal of short-term investment securities	5,917
Unrealized losses on foreign currency transaction	874,297	6,447	26,064
Losses on disposal of short-term borrowings	317,625
Interest expenses	(3,348,504)	389,080	320,209
Gains on valuation of warrants	16,622,386
Listing expenses	25,075,227
Losses on valuation of derivative instruments	1,710,264
Losses on valuation of short-term financial instruments			6
Losses on valuation of long-term financial instruments	889	115	8,717
Loss on initial recognition of FVPL liabilities	(26,228,277)
Dividend income	2,613	1,463	1,463
Gains on valuation of long-term financial instruments	9,192	6,368	7,241
Reversal of loss on valuation of long-term investments	6,536
Investment revenue	16,420
Gain on debt forgiveness	309,850
Gains on valuation of short-term investment securities	208,737
Reversal of other bad debt expenses	156,333
Gains on valuation of short-term financial instruments		33	55
Unrealized gains on foreign currency transaction	120,693	88,458	376,295
Gains on disposal of short-term loans			12,819
Gains on disposal of long-term loans			622,539
Interest income	407,595	287,067	406,933
Gains on valuation of long-term investment securities	78,955	149,926	116,900
Gains on valuation of FVPL liabilities	5,559,062
Income And Expenses From Operating Activities [Member]
IfrsStatementLineItems [Line Items]
Depreciation	2,649,937	2,817,673	2,921,232
Amortization	600,074	356,010	362,800
Impairment loss on property and equipment	152,816	964,626	2,246
Bad debt expenses	404	297,162	171,561
Losses on valuation of short-term investment securities	2,388,883
Other bad debt expenses	594,481	347,419
Losses on disposal or retirement of property and equipment	781,522	329,882	31,975
Losses on valuation of long-term investment securities	9,136	60,275	12,395
Losses on disposal of long-term investment securities	2,132,188
Impairment loss on Intangible assets	2,897,920
Impairment loss on goodwill	129,071,743
Losses on disposal of short-term investment securities	5,917
Inventory valuation loss (reversal)	(66,530)	1,578,040	(397,995)
Unrealized losses on foreign currency transaction	874,296	6,447	26,064
Losses on disposal of short-term borrowings	317,625
Interest expenses	3,904,290	1,257,378	1,385,142
Miscellaneous expenses	220
(Reversal of) Share-based compensation expenses	25,636,854	(180,127)	(25,758)
Gains on valuation of warrants	(16,622,386)
Listing expenses	25,075,227
Severance Benefits	789,084	394,173	545,880
Losses on valuation of derivative instruments	1,710,264
Income tax expense (benefit)	435,086	(747,380)	760,779
Loss from investments in associates	10,413
Investment expenses	18,778
Losses on valuation of short-term financial instruments			6
Losses on valuation of long-term financial instruments	889	115	8,717
Loss on initial recognition of FVPL liabilities	26,228,276
Dividend income	(2,613)	(1,463)	(1,462)
Miscellaneous income	(2,573)
Gain on valuation of derivative instruments	(860,353)
Gains on valuation of long-term financial instruments	(9,192)	(6,368)	(7,241)
Reversal of loss on valuation of long-term investments	(6,536)
Investment revenue	(2,142)
Project settlement gain	(904)
Gain on debt forgiveness	(309,849)
Gain from investments in associates	(5,902)
Gains from merger	(8,509)
Gains on valuation of short-term investment securities	(208,737)
Reversal of other bad debt expenses	(154,953)
Gains on valuation of short-term financial instruments		(33)	(55)
Unrealized gains on foreign currency transaction	(120,693)	(88,458)	(376,295)
Gains on disposal of right-of-use assets	(461,212)	(131,193)	(1,042,833)
Gains on disposal of property, plant and equipment	(2,113)	(6,100)	(928)
Gains on disposal of short-term loans			(12,819)
Gains on disposal of long-term loans			(622,539)
Interest income	(407,595)	(287,285)	(406,933)
Gains on valuation of long-term investment securities	(78,955)	(149,926)	(116,900)
Gains on valuation of FVPL liabilities	(5,559,061)
Total	₩ 201,395,515	₩ 6,810,867	₩ 3,217,039